Exhibit 99.1

NISSAN AUTO RECEIVABLES 2017-A

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	915,700,376.53	886,356,063.48	0.850902
Yield Supplement Overcollaterization		70,401,532.33	52,645,221.77	50,127,909.30
Total Adjusted Pool Balance		1,041,666,668.41	863,055,154.76	836,228,154.18
Total Adjusted Securities		1,041,666,668.41	863,055,154.76	836,228,154.18	0.802779
Class A-1 Notes	1.00000%	233,000,000.00	54,388,486.35	27,561,485.77	0.118290
Class A-2a Notes	1.47000%	266,000,000.00	266,000,000.00	266,000,000.00	1.000000
Class A-2b Notes	1.29444%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-3 Notes	1.74000%	332,000,000.00	332,000,000.00	332,000,000.00	1.000000
Class A-4 Notes	2.11000%	89,000,000.00	89,000,000.00	89,000,000.00	1.000000
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	26,827,000.58	46,834.53	115.1373415	0.2010066
Class A-2a Notes	0.00	325,850.00	—	1.2250000
Class A-2b Notes	0.00	89,172.53	—	1.1146566
Class A-3 Notes	0.00	481,400.00	—	1.4500000
Class A-4 Notes	0.00	156,491.67	—	1.7583334
Certificates	0.00	0.00	—	—

Total Securities	26,827,000.58	1,099,748.73

NISSAN AUTO RECEIVABLES 2017-A

I. COLLECTIONS

Interest:
Interest Collections	1,512,671.37
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,512,671.37
Principal:
Principal Collections	28,612,229.46
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	28,612,229.46
Recoveries of Defaulted Receivables	458,489.00

Total Collections	30,583,389.83

NISSAN AUTO RECEIVABLES 2017-A

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	46,736	863,055,154.76
Total Principal Payment		26,827,000.58

	46,157	836,228,154.18
III. DISTRIBUTIONS
Total Collections		30,583,389.83
Reserve Account Draw		0.00
Total Available for Distribution		30,583,389.83
1. Reimbursement of Advance		0.00
2. Servicing Fee:
Servicing Fee Due		763,083.65
Servicing Fee Paid		763,083.65
Servicing Fee Shortfall		0.00

NISSAN AUTO RECEIVABLES 2017-A

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	46,834.53
Class A-1 Notes Monthly Interest Paid	46,834.53
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	325,850.00
Class A-2a Notes Monthly Interest Paid	325,850.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	89,172.53
Class A-2b Notes Monthly Interest Paid	89,172.53
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	481,400.00
Class A-3 Notes Monthly Interest Paid	481,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2017-A

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	156,491.67
Class A-4 Notes Monthly Interest Paid	156,491.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Total Note Monthly Interest
Total Note Monthly Interest Due	1,099,748.73
Total Note Monthly Interest Paid	1,099,748.73
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	28,720,557.45
4. Total Monthly Principal Paid on the Notes	26,827,000.58
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	26,827,000.58
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2017-A

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,893,556.87
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	1,893,556.87
V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,166.68
Beginning Reserve Account Balance	2,604,166.68
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,166.68
Required Reserve Account Amount for Next Period	2,604,166.68

NISSAN AUTO RECEIVABLES 2017-A

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		47.73

	Amount	Number
Principal on Defaulted Receivables	732,083.59	35
Principal Recoveries of Defaulted Receivables	458,489.00

Monthly Net Losses	273,594.59
Pool Balance at Beginning of Collection Period	915,700,376.53
Net Loss Ratio for Third Preceding Collection Period	0.54%
Net Loss Ratio for Second Preceding Collection Period	0.37%
Net Loss Ratio for Preceding Collection Period	0.80%
Net Loss Ratio for Current Collection Period	0.36%
Four-Month Average Net Loss Ratio	0.52%
Cumulative Net Losses for all Periods	2,806,203.86

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,244,870.61	208	0.48%
61-90 Days Delinquent	1,228,898.61	60	0.14%
91-120 Days Delinquent	344,866.92	15	0.04%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,818,636.14	283	0.66%

NISSAN AUTO RECEIVABLES 2017-A

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.07%	0.08%
Delinquency Ratio for Second Preceding Collection Period	0.12%	0.12%
Delinquency Ratio for Preceding Collection Period	0.15%	0.13%
Delinquency Ratio for Current Collection Period	0.18%	0.16%
Four-Month Average Delinquency Ratio	0.13%	0.12%
60 Day Delinquent Receivables	1,573,765.53
Delinquency Percentage	0.18%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

NISSAN AUTO RECEIVABLES 2017-A

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO